PROPERTY AND EQUIPMENT, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation	$ 4,478	$ 4,666	$ 3,208
Reduction in cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use	$ 753	$ 211